                             DIRECTOR LIFE SERIES I
                              SEPARATE ACCOUNT FIVE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                FILE NO. 33-83650


      SUPPLEMENT DATED DECEMBER 6, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

              SUPPLEMENT DATED DECEMBER 6, 2002 TO YOUR PROSPECTUS

Effective November 26, 2002, in the table under "Hartford Ratings" in the "About Us" section of the prospectus, the information for Ratings Agency "Standard & Poor's" is deleted and replaced with the following:

------------------------------- ---------------------------- ---------------------------- ----------------------------
                                      EFFECTIVE DATE
        RATINGS AGENCY                   OF RATING                     RATING                   BASIS OF RATING
------------------------------- ---------------------------- ---------------------------- ----------------------------
      Standard & Poor's                  11/26/02                       AA -                  Financial Security
                                                                                                Characteristics
------------------------------- ---------------------------- ---------------------------- ----------------------------



  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

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